GOODWILL - RECOVERABLE AMOUNTS OF CASH-GENERATING UNITS - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOODWILL
Explanation of period over which management has projected cash flows	one-year
Maximum
GOODWILL
Pre-tax discount rates applied to cash flow projections	13.40%	11.90%
Minimum
GOODWILL
Pre-tax discount rates applied to cash flow projections	11.40%	11.00%